Debt - Summary of Total Debt (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Total corporate debt	$ 1,793.5	$ 1,259.9
Unamortized debt issuance costs	(10.2)	(16.3)
Total debt, net	1,783.3	1,243.6
Less current portion	(860.3)	(41.4)
Non-current portion of debt	923.0	1,202.2
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total corporate debt	575.0	0.0
Term Loan A [Member]
Debt Instrument [Line Items]
Total corporate debt	399.3	428.2
Term Loan B [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 819.2	$ 831.7